Long-term investments (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Long Term Investments		$ 33,324	$ 22,128
Weichai Westport Inc [Member]
Long Term Investments	[1]	18,791	14,534
Cummins Westport, Inc. [Member]
Long Term Investments		13,196	7,191
Other Equity Accounted for Investees [Member]
Long Term Investments		$ 1,337	$ 403

[1]	On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Holding Group Co. Ltd. and Hong Kong Peterson (“CNG”) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35% equity interest in WWI. For the year ended December 31, 2014, the Company recognized its share of WWI’s income of $6,027 (year ended December 31, 2013 - $4,264; year ended December 31, 2012 - $2,881), as income from investment accounted for by the equity method. Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows: December 31, 2014 December 31, 2013 Current assets: Cash and short-term investments $ 11,734 $ 4,696 Accounts receivable 72,121 31,967 Inventory 83,594 80,412 Other current assets 1,249 176 Long-term assets Property, plant and equipment 5,736 7,021 Deferred income tax assets 7,781 6,874 Total assets $ 182,215 $ 131,146 Current liabilities: Accounts payable and accrued liabilities $ 128,838 $ 93,016 Total liabilities $ 128,838 $ 93,016 Years ended December 31, 2014 2013 2012 Product revenue $ 618,465 $ 466,580 $ 272,086 Cost of revenue and expenses: Cost of product revenue 539,963 429,238 247,299 Operating expenses 58,208 22,846 15,022 598,171 452,084 262,321 Income before income taxes 20,294 14,496 9,765 Income tax expense 3,076 2,315 1,536 Income for the period $ 17,218 $ 12,181 $ 8,229